Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2018
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2017
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,789,221	145,640	49,030	5,885,831
Common stocks	668,345	2,018,910	321	2,686,934
Other	819,514	9,724	2,670	826,568

Total	7,277,080	2,174,274	52,021	9,399,333

Securities not practicable to determine fair value
Public and corporate bonds	25,257
Common stocks	76,936

Total	102,193

	Yen in millions
	March 31, 2018
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	6,276,811	150,198	118,275	6,308,734
Common stocks	676,959	1,910,767	5,611	2,582,115
Other	730,334	8,058	1,413	736,979

Total	7,684,104	2,069,023	125,299	9,627,828

Securities not practicable to determine fair value
Public and corporate bonds	29,980
Common stocks	109,875

Total	139,855